Reserves for Losses and Loss Adjustment Expenses - Reconciliation of Unpaid Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Reserves for losses and loss adjustment expenses, beginning of period	$ 2,607.1	$ 3,134.3
Reinsurance recoverable on reserves for losses and loss adjustment expenses	(1,243.8)	(1,491.9)	$ (1,195.6)	$ (1,255.6)
Net reserves for losses and loss adjustment expenses, beginning of period	1,411.5	1,878.7
Current year	226.9	470.0
Prior years	(3.1)	(40.8)
Total incurred	223.8	429.2
Current year	(5.5)	(89.4)
Prior years	(121.7)	(610.9)
Total paid	(127.2)	(700.3)
Foreign exchange	(3.9)	8.9
Net reserves for losses and loss adjustment expenses, end of period	1,504.2	1,616.5
Reserves for losses and loss adjustment expenses, end of period	$ 2,748.0	$ 3,108.4